MTB GROUP OF FUNDS

(Retail/Institutional Funds)

100 East Pratt Street, 15th floor

Baltimore, Maryland 21202

February 11, 2008

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	MTB Group of Funds (the “Trust”)/MTB Large Cap Value Fund (the “Fund”)

File No. 33-20673; 811-5514

Ladies and Gentlemen:

Enclosed is the Definitive Information Statement for the above-referenced Trust, with respect to the Fund. This Information Statement has been electronically redlined to reflect changes from the Preliminary Information Statement filed on January 23, 2008. This Definitive Information Statement is intended to be released to shareholders on or about February 13, 2008.

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Best regards,

The Bank of New York Mellon

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth

cc:	T. Rus, MTB